UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

It’s not what you earn, it’s what you keep.®

Semi-Annual Report November 30, 2015

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class C1	Class C2	Class I

Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBCX	FACMX	NIBMX	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	NTCCX	FCMNX	NMBCX	FYMNX
Nuveen Nebraska Municipal Bond Fund	FNTAX	NAAFX	FNTCX	NCNBX	FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NAFOX	—	NIMOX	FORCX

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Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

For better or for worse, the financial markets spent most of the past year waiting for the U.S. Federal Reserve (Fed) to end its accommodative monetary policy. The policy has propped up stock and bond markets since the Great Recession, but the question remains: how will markets behave without its influence? This uncertainty was a considerable source of volatility for stock and bond prices for much of 2015, despite the Fed carefully conveying its intention to raise rates slowly and only when the economy shows evidence of readiness.

As was widely expected, the long-awaited Fed rate hike materialized in mid-December. While the move was interpreted as a vote of confidence on the U.S. economy’s underlying strength, the Fed emphasized that future rate increases will be gradual and guided by its ongoing assessment of financial conditions. Headwinds including rising borrowing costs, softer commodity prices, low inflation, a strong U.S. dollar and a stagnant global economy could necessitate keeping monetary conditions accommodative for longer. Meanwhile, policy makers in Europe and Japan are deploying their available tools to try to bolster their economies’ fragile growth, while Chinese authorities have stepped up efforts to manage China’s slowdown.

Although the new year began with a more pessimistic tone to investor sentiment and elevated volatility in the markets, we caution investors from making long-term decisions based on short-term news. In times like these, you can look to a professional investment manager with the experience and discipline to maintain the proper perspective on short-term events. And if the daily headlines do concern you, I encourage you to reach out to your financial advisor. Your financial advisor can help you evaluate your investment strategies in light of current events, your time horizon and risk tolerance.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

January 25, 2016

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio managers Christopher Drahn, CFA, Michael Hamilton, and Douglas J. White, CFA, review key investment strategies and the performance of the Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund. Doug has managed the Minnesota Fund since 1988 and the Nebraska Fund since 2011, Chris has managed the Minnesota Intermediate Fund since 1994, and Michael has managed the Oregon Intermediate Fund since 1997.

How did the Funds perform during the six-month reporting period ended November 30, 2015?

The tables in each Fund’s Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total returns performance information for the six-month, one-year, five-year, ten-year and since-inception periods ended November 30, 2015. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of corresponding market indexes and a Lipper classification average.

For the reporting period, the Class A Shares at NAV of the Minnesota and Nebraska Funds outperformed the S&P Municipal Bond Index. The Minnesota Intermediate and Oregon Intermediate Funds trailed the S&P Municipal Bond Intermediate Index. Each of the four funds outpaced its respective Lipper peer group average.

What key strategies were used to manage the Funds during the reporting period and how did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by Nuveen Asset Management. Our municipal bond portfolios are managed with a value-oriented approach and close input from Nuveen Asset Management’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

Nuveen Minnesota Municipal Bond Fund

For the six months ended November 30, 2015, the Nuveen Minnesota Municipal Bond Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index, primarily because of its duration and yield curve positioning. Because the Fund’s duration was longer than that of the benchmark, its performance benefited when interest rates fell across nearly the entire yield curve, especially the longer end, in which the Fund was overweighted.

In addition, the Fund saw favorable security selection during this reporting period, meaning that many of the individual bonds we chose to own did better than the typical bond in the index. For example, we saw good results from our holdings with maturities between three and four years, as well as from those maturing in eight years or longer. Also, the Fund benefited from our choices among below investment grade bonds, as well as in the tax-supported, public power, health care and education categories. These results were tempered, somewhat, by weaker bond selection in the transportation sector.

Also adding value was our underweighting in the AAA credit rating tier of the market, as these highly rated bonds underperformed the index. Overweightings in A and BBB rated issues were also beneficial. However, we were also underweighted in AA rated bonds and having less exposure to this outperforming category modestly limited the Fund’s credit related upside.

Our overweighted exposure to the outperforming health care, public power and local general obligation (GO) bond categories added value. A performance challenge was not holding tobacco securitization bonds, as this sector performed exceptionally well. Our lack of exposure to the category reflected both Minnesota’s lack of tobacco issuance and the state’s unique tax requirements, which provided a meaningful disincentive to look to the bonds of other states. Other sector related performance challenges came from our relative underweightings among transportation and water/sewer bonds, both of which outperformed the index.

Particularly in a smaller state municipal market, such as Minnesota’s, in which good long-term investment opportunities are not often available on demand, a portfolio manager must be ready to take advantage of those opportunities whenever they occur. During the reporting period, we were pleased to find a number of bonds meeting our value-oriented investment criteria.

New purchases included various health care issues as well as charter school and tax-increment housing bonds. Much of the time, we were adding longer-dated bonds, as these enabled us to maintain the portfolio’s existing, relatively long duration (interest rate) positioning while continuing to support the Fund’s income stream. Other purchases included various high quality bonds that, while not necessarily a source of long-term value, allowed us to keep the Fund fully invested as we awaited better future opportunities. Proceeds for these purchases came primarily from bond calls and refundings, as well as from shareholder investment activity. Also, we periodically sold certain high quality, shorter-maturity bonds when we found opportunities to reinvest the funds more productively. At period end, nearly all of the Fund’s assets were invested in Minnesota tax-exempt bonds, except for one holding in Hawaii and a very small position held in tax-exempt Guam bonds.

Nuveen Nebraska Municipal Bond Fund

The Nuveen Nebraska Municipal Bond Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index. Credit quality positioning was the primary driver of this relative outperformance, especially an overweighting in A rated bonds, a category that surpassed the index. Underweighting AAA rated bonds, a lagging category, also contributed in relative terms. However, the Fund was hampered by underweightings in BBB rated and non-rated bonds, as many lower rated credits continued to perform well this period. Because of the higher quality nature of the Nebraska municipal bond market, this portfolio nearly always has more limited exposure to lower rated securities.

Duration and yield curve positioning also helped the Fund. The portfolio’s duration, meaning its sensitivity to changes in interest rates, was longer than the benchmark and this added value as rates fell across nearly the entire yield curve. Specifically, the Fund was overweighted in bonds with maturities of 15 years and longer, which outpaced shorter-dated issues. During the reporting period, several of our longer-dated holdings were advance refunded and this led to an unhelpful overweighting in very short maturity holdings. The Fund also benefited from overweightings in the health care, public power and higher education sectors. In addition, underweightings in certain lagging sectors, such as dedicated tax and state GO bonds, also contributed to relative performance. In contrast, having more limited exposure to the transportation and tobacco sectors detracted in light of those bonds’ outperformance.

6	Nuveen Investments

With limited investment inflows and outflows during this reporting period, our trading activity was comparatively quiet. Accordingly, we made only three new purchases. In the health care sector, we acquired Douglas County bonds issued for the Methodist Health System, including one purchase on the new-issue municipal bond market and another in the secondary market. We also bought water revenue bonds issued by the Metropolitan Utilities District of Omaha. To finance these purchases, we were selling high quality bonds that we had originally bought as a potential source of funds for attractive Nebraska debt coming to market. Because the types of lower rated, long-term bonds we regularly favor can be scarce in the state’s marketplace, we regularly maintain an allocation to high quality, liquid bonds that can be readily sold to finance more desirable holdings whenever they emerge, as a few did during the period. The majority of the portfolio was invested in Nebraska bonds. As of November 30, 2015, the Fund had no exposure to the bonds of Puerto Rico, whose credit challenges have been well publicized. We did own three issues of the U.S. territory of Guam.

Nuveen Minnesota Intermediate Municipal Bond Fund

For the six months ended November 30, 2015, the Nuveen Minnesota Intermediate Municipal Bond Fund’s Class A Shares at NAV lagged the S&P Municipal Bond Intermediate Index. The Fund’s results were hampered by a relative overweighting in very short-dated securities and cash equivalents. Holdings in this part of the yield curve did not perform as well as longer duration alternatives. The Fund did have various overweights further out the curve, however, which had a positive impact on performance.

Meanwhile, sector positioning detracted modestly from results, primarily due to our relative overweighting in advance refunded bonds. These securities generally have high credit quality and very short durations, two lagging characteristics seen over the six-month reporting period.

Within the Minnesota intermediate municipal bond market, we found good availability of issues from which to select. This provided us with a wide assortment of investment opportunities, as we applied our disciplined credit research approach to find bonds we believed offered good value for our shareholders.

Many of the bonds we added were in the health care sector; these included refunding issues of the HealthEast Care System, Fairview Health Services and North Memorial Health Care. By buying these credits, we were able to replace some of the positions in the sector lost to refundings. Other sectors in which we were active included utilities, highlighted by new positions in Western Minnesota Municipal Power Agency bonds, long-term care bonds and charter school credits. Many of our purchases consisted of securities with maturity dates of 10 to 20 years. By focusing on the longer part of the intermediate municipal bond universe, we were able to take advantage of the better performance potential we saw further out on the yield curve. Many of our newly added bonds also had lower-investment grade credit ratings, which we believed provided us with more opportunity to uncover value for shareholders.

At the end of the reporting period, the Fund had negligible exposure to the municipal debt of Puerto Rico, a U.S. territory experiencing significant credit challenges. Our one remaining position in insured Puerto Rico Aqueduct and Sewerage Authority bonds is due to mature in July 2016. These bonds did not materially affect our performance.

Nuveen Oregon Intermediate Municipal Bond Fund

For the six-month period ended November 30, 2015, the Nuveen Oregon Intermediate Municipal Bond Fund’s Class A Shares at NAV underperformed the S&P Municipal Bond Intermediate Index. These results were partly driven by unfavorable duration and yield curve positioning, as we were overweighted in very short-dated bonds, which generally lagged the index. The Fund did, however, benefit from its overweighting among longer-dated bonds, a better performing category.

Meanwhile, our credit positioning helped lift relative performance. As AAA rated bonds lagged the market, our limited exposure to these very high quality positions contributed. We also benefited from the portfolio’s overweighting in A rated bonds, one of the market’s better-performing segments, as well as underweighting the weaker B credit rating tier. However, having reduced exposure to AA rated bonds hampered results in light of the outperformance of that segment.

Sector positioning also contributed, especially our overweighting in local general obligation (GO) bonds. Greater exposure to another outperforming category, health care, also added value, although a lower weighting in higher education bonds was a modest negative.

As available, we took advantage of opportunities to buy bonds that were available at attractive prices. Several of these holdings subsequently performed well as the period progressed. Our purchases, which reflected the typical lack of diversity in the Oregon

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

municipal bond market, emphasized dedicated-tax and local GO bonds. Many of these new acquisitions had maturities of 10 years or longer, as we believed they offered better performance potential than comparable shorter-dated bonds. These positions also allowed us to lengthen the portfolio’s duration, bringing it closer to our desired level. To finance our purchases, we used the proceeds of investment inflows, bond maturities and a handful of bond sales. The sales included some securities that had declined in value since we first bought them; we took advantage of their lower prices to sell the positions at a capital loss and replace them with comparable but better yielding securities.

Other sales included reducing the Fund’s allocation to non-insured U.S. Virgin Islands bonds. As of November 30, 2015, our remaining territorial bond exposure consisted of modest stakes in the Virgin Islands and Guam. We had no exposure to Puerto Rico bonds.

At period end, the Fund had a higher than normal cash position. This stance reflected both the seasonal absence of Oregon bonds available for purchase, as well as our desire to have proceeds available to participate in bond deals scheduled for after the end of the reporting period.

An Update Involving Puerto Rico

As noted in the Funds’ previous shareholder reports, we continue to monitor situations in the broader municipal market for any impact on the Funds’ holdings and performance: the ongoing economic problems of Puerto Rico is one such case. Puerto Rico’s continued economic weakening, escalating debt service obligations, and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico has warned investors since 2014 that the island’s debt burden debt may be unsustainable and the Commonwealth has been exploring various strategies to deal with this burden, including Chapter 9 bankruptcy, which is currently not available by law.

Puerto Rico general obligation debt is currently rated Caa2/CC/CC (below investment grade) by Moody’s, S&P and Fitch, respectively, with negative outlooks. In terms of Puerto Rico holdings, shareholders should note that, as of the end of this reporting period, the Nuveen Minnesota Intermediate Municipal Bond Fund had 0.17% exposure to Puerto Rico, while the remaining Funds had no exposure to Puerto Rico.

8	Nuveen Investments

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2015, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6—Income Tax Information within the Notes to Financial Statements of this report.

Nuveen Investments	9

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10	Nuveen Investments

Fund Performance, Expense Ratios

and Effective Leverage Ratios

The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital. The effective leverage ratio shown is the amount of investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Nuveen Investments	11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Minnesota Intermediate Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.12%	2.78%	4.10%	4.20%
Class A Shares at maximum Offering Price	(0.92)%	(0.35)%	3.47%	3.89%
S&P Municipal Bond Intermediate Index	2.35%	2.97%	4.47%	4.88%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.65%	1.96%	3.13%	3.54%

Class I Shares	2.32%	2.97%	4.30%	4.35%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.72%	1.97%	N/A	3.20%
Class C1 Shares	1.88%	2.30%	3.63%	3.84%
Class C2 Shares	1.84%	2.20%	N/A	4.15%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.90%	3.05%	4.50%	4.20%
Class A Shares at maximum Offering Price	(0.17)%	(0.08)%	3.86%	3.89%
Class I Shares	3.01%	3.14%	4.69%	4.34%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	2.51%	2.24%	N/A	3.41%
Class C1 Shares	2.66%	2.57%	4.03%	3.90%
Class C2 Shares	2.62%	2.47%	N/A	4.22%

Since inception returns for Class C, Class C1 and Class C2 Shares are from 2/10/14, 10/28/09 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

N/A	Not Applicable

12	Nuveen Investments

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.82%	1.62%	1.27%	1.38%	0.63%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	0.00%

Nuveen Investments	13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Minnesota Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.72%	3.90%	5.69%	4.84%
Class A Shares at maximum Offering Price	(1.58)%	(0.50)%	4.78%	4.39%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Minnesota Municipal Debt Funds Classification Average	1.85%	2.78%	4.44%	4.02%

Class C1 Shares	2.50%	3.53%	5.23%	4.36%
Class I Shares	2.83%	4.21%	5.92%	5.04%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.24%	3.11%	5.57%
Class C2 Shares	2.43%	3.41%	6.44%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.58%	4.07%	6.39%	4.80%
Class A Shares at maximum Offering Price	(0.76)%	(0.33)%	5.49%	4.35%
Class C1 Shares	3.36%	3.52%	5.91%	4.32%
Class I Shares	3.69%	4.19%	6.60%	4.99%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	3.19%	3.19%	5.73%
Class C2 Shares	3.29%	3.49%	6.49%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

14	Nuveen Investments

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.29%	1.39%	0.64%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	0.00%

Nuveen Investments	15

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Nebraska Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.52%	3.39%	4.76%	4.35%
Class A Shares at maximum Offering Price	(1.77)%	(0.99)%	3.87%	3.90%
S&P Municipal Bond Index	2.24%	3.14%	4.95%	4.69%
Lipper Other States Municipal Debt Funds Classification Average	1.57%	2.45%	4.04%	3.83%

Class C1 Shares	2.28%	2.90%	4.29%	3.92%
Class I Shares	2.60%	3.66%	4.96%	4.58%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.10%	2.55%	4.83%
Class C2 Shares	2.23%	2.92%	5.07%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.28%	3.45%	5.21%	4.32%
Class A Shares at maximum Offering Price	(1.05)%	(0.92)%	4.31%	3.88%
Class C1 Shares	3.04%	3.05%	4.73%	3.89%
Class I Shares	3.36%	3.62%	5.40%	4.54%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.86%	2.70%	5.01%
Class C2 Shares	2.99%	2.88%	5.12%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

16	Nuveen Investments

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Gross Expense Ratios	0.92%	1.72%	1.38%	1.47%	0.72%
Net Expense Ratios	0.89%	1.69%	1.34%	1.44%	0.69%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through September 30, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	0.00%

Nuveen Investments	17

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Oregon Intermediate Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.84%	2.37%	3.54%	3.77%
Class A Shares at maximum Offering Price	(1.23)%	(0.69)%	2.91%	3.45%
S&P Municipal Bond Intermediate Index	2.35%	2.97%	4.47%	4.88%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	1.65%	1.96%	3.13%	3.54%

Class I Shares	2.02%	2.64%	3.74%	3.95%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	1.43%	1.55%	2.69%
Class C2 Shares	1.55%	1.78%	3.61%

Average Annual Total Returns as of December 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.63%	2.51%	3.92%	3.75%
Class A Shares at maximum Offering Price	(0.48)%	(0.55)%	3.28%	3.44%
Class I Shares	2.71%	2.79%	4.12%	3.92%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class C Shares	2.23%	1.69%	2.81%
Class C2 Shares	2.34%	1.93%	3.64%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

18	Nuveen Investments

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.39%	0.64%

Effective Leverage Ratio as of November 30, 2015

Effective Leverage Ratio	0.00%

Nuveen Investments	19

Yields as of November 30, 2015

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Fund Performance and Expense Ratios page for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Nuveen Minnesota Intermediate Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.77%	2.07%	2.39%	2.29%	3.04%
SEC 30-Day Yield	1.53%	0.79%	1.13%	1.03%	1.77%
Taxable-Equivalent Yield (35.1%)[2]	2.36%	1.22%	1.74%	1.59%	2.73%

Nuveen Minnesota Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	3.41%	2.80%	3.12%	3.00%	3.77%
SEC 30-Day Yield	2.12%	1.42%	1.77%	1.67%	2.41%
Taxable-Equivalent Yield (35.1%)[2]	3.27%	2.19%	2.73%	2.57%	3.71%

Nuveen Nebraska Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.85%	2.16%	2.50%	2.42%	3.14%
SEC 30-Day Yield-Subsidized	1.55%	0.79%	1.17%	1.07%	1.81%
SEC 30-Day Yield-Unsubsidized	1.53%	0.78%	1.15%	1.05%	1.79%
Taxable-Equivalent Yield-Subsidized (32.9%)[2]	2.31%	1.18%	1.74%	1.59%	2.70%
Taxable-Equivalent Yield-Unsubsidized (32.9%)[2]	2.28%	1.16%	1.71%	1.56%	2.67%

Nuveen Oregon Intermediate Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.59%	1.87%	2.09%	2.84%
SEC 30-Day Yield	1.15%	0.39%	0.64%	1.38%
Taxable-Equivalent Yield (35.1%)[2]	1.77%	0.60%	0.99%	2.13%

1	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

2	The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

20	Nuveen Investments

Holding

Summaries as of November 30, 2015

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Minnesota Intermediate Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	97.3%
Money Market Funds	2.3%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Portfolio Composition

(% of total investments)

Education and Civic Organizations	21.5%
Tax Obligation/General	16.4%
Health Care	15.6%
Utilities	15.0%
Long-Term Care	7.2%
U.S. Guaranteed	6.8%
Transportation	6.2%
Tax Obligation/Limited	5.2%
Other	6.1%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	8.2%
AA	41.8%
A	29.2%
BBB	9.2%
BB or Lower	1.7%
N/R (not rated)	9.9%
Total	100%

Nuveen Investments	21

Holding Summaries as of November 30, 2015 (continued)

Nuveen Minnesota Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	97.8%
Money Market Funds	3.6%
Other Assets Less Liabilities	(1.4)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Education and Civic Organizations	18.4%
Health Care	15.9%
Tax Obligation/General	15.1%
Utilities	13.0%
Long-Term Care	10.2%
U.S. Guaranteed	8.5%
Tax Obligation/Limited	5.5%
Transportation	5.3%
Other	8.1%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	10.4%
AA	33.4%
A	21.3%
BBB	11.5%
BB or Lower	7.7%
N/R (not rated)	15.7%
Total	100%

22	Nuveen Investments

Nuveen Nebraska Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	96.2%
Money Market Funds	3.5%
Other Assets Less Liabilities	0.3%
Net Assets	100%

Portfolio Composition

(% of total investments)

Utilities	21.1%
U.S. Guaranteed	14.4%
Health Care	12.6%
Tax Obligation/General	12.3%
Education and Civic Organizations	11.6%
Tax Obligation/Limited	10.9%
Long-Term Care	9.3%
Other	7.8%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	23.0%
AA	30.4%
A	41.1%
BBB	2.3%
BB or Lower	0.8%
N/R (not rated)	2.4%
Total	100%

Nuveen Investments	23

Holding Summaries as of November 30, 2015 (continued)

Nuveen Oregon Intermediate Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	95.8%
Money Market Funds	3.2%
Other Assets Less Liabilities	1.0%
Net Assets	100%

Portfolio Composition

(% of total investments)

Tax Obligation/General	26.2%
Tax Obligation/Limited	16.5%
U.S. Guaranteed	14.2%
Health Care	14.0%
Water and Sewer	7.7%
Education and Civic Organizations	6.2%
Other	15.2%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	23.5%
AA	45.5%
A	18.3%
BBB	9.4%
BB or Lower	0.6%
N/R (not rated)	2.7%
Total	100%

24	Nuveen Investments

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2015.

The beginning of the period is June 1, 2015.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Minnesota Intermediate Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.20	$1,017.20	$1,018.80	$1,018.40	$1,023.20
Expenses Incurred During Period	$4.09	$8.12	$6.41	$6.91	$3.14
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.95	$1,016.95	$1,018.65	$1,018.15	$1,021.90
Expenses Incurred During Period	$4.09	$8.12	$6.41	$6.91	$3.13

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61%, 1.27%, 1.37% and 0.62% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Investments	25

Expense Examples (continued)

Nuveen Minnesota Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,027.20	$1,022.40	$1,025.00	$1,024.30	$1,028.30
Expenses Incurred During Period	$4.21	$8.19	$6.48	$6.98	$3.19
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.85	$1,016.90	$1,018.60	$1,018.10	$1,021.85
Expenses Incurred During Period	$4.19	$8.17	$6.46	$6.96	$3.18

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.62%, 1.28%, 1.38% and 0.63% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Nebraska Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,025.20	$1,021.00	$1,022.80	$1,022.30	$1,026.00
Expenses Incurred During Period	$4.51	$8.54	$6.78	$7.28	$3.49
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.55	$1,016.55	$1,018.30	$1,017.80	$1,021.55
Expenses Incurred During Period	$4.50	$8.52	$6.76	$7.26	$3.49

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.89%, 1.69%, 1.34%, 1.44% and 0.69% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

26	Nuveen Investments

Nuveen Oregon Intermediate Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.40	$1,014.30	$1,015.50	$1,020.20
Expenses Incurred During Period	$4.19	$8.21	$6.95	$3.18
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.85	$1,016.85	$1,018.10	$1,021.85
Expenses Incurred During Period	$4.19	$8.22	$6.96	$3.18

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63%, 1.38% and 0.63% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Investments	27

Nuveen Minnesota Intermediate Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.3%

	MUNICIPAL BONDS – 97.3%

	Education and Civic Organizations – 21.4%

$395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32	No Opt. Call	BBB–	$406,937

210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	No Opt. Call	BBB–	219,700

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	197,024
890	5.250%, 7/01/37	7/25 at 100.00	BB+	914,244

500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 100.00	BBB–	536,795

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A2	665,258
255	4.000%, 5/01/19	No Opt. Call	A2	270,874

1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,394,731

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	600,050
315	4.000%, 9/01/21	9/20 at 100.00	A2	345,719

1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,129,565

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	846,035

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,162,654
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,224,330
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,080,125

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,648,780

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	323,775

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.000%, 12/01/28	12/19 at 100.00	Baa2	166,058

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	214,112
310	3.375%, 12/01/22	No Opt. Call	Baa2	320,695

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	373,295
380	4.500%, 12/01/17	No Opt. Call	Baa2	406,003

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	$806,468

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B:
1,530	5.000%, 10/01/18	No Opt. Call	A3	1,690,925
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,162,314
175	4.250%, 10/01/24	10/19 at 100.00	A3	187,689

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	386,946
250	5.000%, 10/01/22	No Opt. Call	A3	291,605
500	5.000%, 10/01/23	No Opt. Call	A3	588,730
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,079,961

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,061,700
1,385	4.375%, 10/01/20	No Opt. Call	Baa2	1,524,289
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	547,000
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	270,703

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,059,150
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	714,600

1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,275,050

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	845,198
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	554,592

700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I, 3.375%, 10/01/30 (WI/DD, Settling 12/03/15)	10/25 at 100.00	A2	709,149

170	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	176,329

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	1,189,250

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	523,385
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,317,425

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,125	4.500%, 10/01/18	No Opt. Call	A2	1,227,364
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,201,671

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,214,420
775	4.000%, 4/01/26	4/23 at 100.00	A2	848,253
300	4.000%, 4/01/27	4/23 at 100.00	A2	325,272

Nuveen Investments	29

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
$290	4.200%, 10/01/19	10/18 at 100.00	A2	$313,296
385	4.300%, 10/01/20	10/18 at 100.00	A2	414,506
145	4.500%, 10/01/22	10/18 at 100.00	A2	157,102

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,066,479
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,884,466

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	Aa2	1,688,589
880	4.375%, 10/01/25	10/21 at 100.00	Aa2	981,464
905	4.500%, 10/01/26	10/21 at 100.00	Aa2	1,006,333

1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	Aa2	1,240,079

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
880	4.200%, 12/15/15	No Opt. Call	A3	881,355
925	4.300%, 12/15/16	12/15 at 100.00	A3	927,544
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,007,734
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,062,735

500	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB+	517,155

400	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB–	425,812

680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	706,908

850	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	934,074

385	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	389,370

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	251,133
700	5.000%, 7/01/33	7/23 at 100.00	BB+	716,835

200	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BBB–	198,268

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,717,607

	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,078,760
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,072,790

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,158,638

	University of Minnesota, General Revenue Bonds, Series 2013A:
1,005	4.000%, 2/01/25	2/23 at 100.00	Aa1	1,130,193
2,000	4.000%, 2/01/27	2/23 at 100.00	Aa1	2,208,860
60,660	Total Education and Civic Organizations			65,364,282

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 15.5%

$1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	$1,391,121

400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB–	409,280

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
660	4.000%, 4/01/25	4/22 at 100.00	BBB	693,046
400	4.000%, 4/01/26	4/22 at 100.00	BBB	416,928

	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
1,000	5.000%, 7/01/30	7/25 at 100.00	A	1,156,950
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,138,053

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,050,150
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	609,839

2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,288,340

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,050,300

575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	651,561

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,000	5.000%, 11/15/28	11/25 at 100.00	A+	1,171,650
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,164,040
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,157,530
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,292,960

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,147,150

1,085	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	1,241,641

	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	282,310
250	4.050%, 12/01/26	12/20 at 100.00	N/R	256,068
250	4.150%, 12/01/27	12/20 at 100.00	N/R	256,618

500	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	530,290

1,080	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006, 5.500%, 11/01/17	11/16 at 100.00	BBB	1,121,288

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,038,193

2,085	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	2,410,343

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A–	1,132,290

Nuveen Investments	31

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A–	$510,570

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	1,092,610

1,045	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	1,157,609

1,200	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A, 5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,296,924

3,135	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,480,412

1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	1,117,240

	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,402,104
815	5.000%, 9/01/29	9/24 at 100.00	A	937,926

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015:
1,000	5.000%, 11/15/29	11/25 at 100.00	BBB–	1,113,180
2,285	5.000%, 11/15/30	11/25 at 100.00	BBB–	2,529,518
750	5.250%, 11/15/35	11/20 at 100.00	BBB–	808,020

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB	1,048,200

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	517,519
250	5.000%, 7/01/34	7/21 at 100.00	BBB	266,713
42,690	Total Health Care			47,336,484

	Housing/Multifamily – 0.2%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	529,260

	Housing/Single Family – 1.0%

815	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	872,792

780	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	810,537

495	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	12/15 at 100.00	AA+	531,041

165	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	179,246

325	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	335,787

250	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29 (WI/DD, Settling 12/08/15)	7/25 at 100.00	AA+	251,428
2,830	Total Housing/Single Family			2,980,831

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 1.1%

$2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	$2,281,226

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,055,880
3,020	Total Industrials			3,337,106

	Long-Term Care – 7.2%

1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	A3	1,188,760

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	599,471

815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	887,429

1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,115,228

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,011,300
500	5.000%, 1/01/34	1/23 at 100.00	N/R	505,625

1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,443,395

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,488,648
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,692,224

	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	435,128
750	5.250%, 11/01/45	5/23 at 100.00	N/R	758,460

1,500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	1,554,465

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	No Opt. Call	N/R	1,015,610

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A3	2,176,140

1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,085,423

	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	193,342
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,427,692

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	674,200
310	5.300%, 5/01/27	5/19 at 102.00	N/R	333,709

Nuveen Investments	33

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)
$500	5.300%, 11/01/27	5/19 at 102.00	N/R	$538,240
515	5.500%, 11/01/32	5/19 at 102.00	N/R	557,055

305	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	5/16 at 100.00	N/R	305,528
21,000	Total Long-Term Care			21,987,072

	Tax Obligation/General – 16.3%

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	524,295

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,085,880

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	305,110
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	635,793

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	757,003
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	887,723
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,031,021
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,185,740
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,345,834

2,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	3,198,277

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	362,089

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,278,972

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,037,970

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	479,979

1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,042,880

1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 4.000%, 2/01/25	No Opt. Call	Aa2	1,123,510

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21	2/18 at 100.00	AA	1,241,757
465	4.500%, 2/01/22	2/18 at 100.00	AA	497,773
1,100	4.625%, 2/01/24	2/18 at 100.00	AA	1,176,296

665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	684,697

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	482,600

2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,175,437

	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,110,570
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,406,376

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	$1,037,730

1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AA+	1,136,020

2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AA+	2,463,100

2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AA+	2,121,341

	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	590,499
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	669,282

	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A:
1,505	4.000%, 2/01/27	2/25 at 100.00	Aa2	1,689,573
1,475	4.000%, 2/01/30	2/25 at 100.00	Aa2	1,610,980

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	685,875

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	532,055

1,140	Rochester, Minnesota, General Obligation Bonds, Waste Water Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,192,372

1,595	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/29	2/25 at 100.00	Aa2	1,742,043

1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,205,127

600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AA+	652,122

1,565	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,753,802

1,215	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,473,005

1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,323,973

2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,208,820

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	683,379
45,100	Total Tax Obligation/General			49,828,680

	Tax Obligation/Limited – 5.1%

1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,080,353

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	860,239

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	735,940
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,072,970

Nuveen Investments	35

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
$215	3.050%, 3/01/21	No Opt. Call	N/R	$214,933
495	3.650%, 3/01/24	3/23 at 100.00	N/R	494,465
200	3.800%, 3/01/25	3/23 at 100.00	N/R	199,716
200	4.000%, 3/01/27	3/23 at 100.00	N/R	200,844

340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	343,148

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,125,514
500	5.000%, 3/01/29	3/24 at 100.00	N/R	530,675

1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA	1,278,237

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,364,172

	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29 (WI/DD, Settling 12/03/15)	2/25 at 100.00	A1	606,416
350	3.250%, 2/01/30 (WI/DD, Settling 12/03/15)	2/25 at 100.00	A1	350,476

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
190	4.500%, 12/01/19	12/17 at 100.00	AA+	202,194
290	4.500%, 12/01/20	12/17 at 100.00	AA+	307,371

735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	854,901

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
325	4.000%, 2/01/19	No Opt. Call	AA–	349,856
340	4.100%, 2/01/20	No Opt. Call	AA–	372,103

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,231,685
14,530	Total Tax Obligation/Limited			15,776,208

	Transportation – 6.2%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA–	1,090,300
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–	1,116,720
500	5.000%, 1/01/21	1/19 at 100.00	AA–	556,905

1,620	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	1,727,455

2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,647,066

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,889,329
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	3,106,015

2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,293,000

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
$805	4.000%, 8/01/21	8/18 at 102.00	A+	$871,501
895	4.125%, 8/01/23	8/18 at 102.00	A+	970,789
935	4.250%, 8/01/24	8/18 at 102.00	A+	1,017,738
575	4.250%, 8/01/25	8/18 at 102.00	A+	624,134
16,960	Total Transportation			18,910,952

	U.S. Guaranteed – 6.7% (4)

600	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006, 5.000%, 9/01/17 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	620,820

	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	536,229
215	4.500%, 1/01/20 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	226,479

1,185	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa2 (4)	1,269,976

105	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	121,626

4,575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	5,282,749

3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	BBB+ (4)	3,793,576

330	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16 (ETM)	No Opt. Call	N/R (4)	342,599

465	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/16 (ETM)	No Opt. Call	AA– (4)	468,357

385	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/17 (Pre-refunded 2/01/16)	2/16 at 100.00	AA– (4)	387,780

1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 (Pre-refunded 2/01/16) – AGM Insured	2/16 at 100.00	AA+ (4)	1,006,470

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.625%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	2,796,825

1,470	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,695,410

1,350	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/19 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	1,412,262

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36 (Pre-refunded 12/01/15)	12/15 at 100.00	BBB– (4)	500,065

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	AA+ (4)	211,502
18,885	Total U.S. Guaranteed			20,672,725

Nuveen Investments	37

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 15.0%

	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
$475	4.000%, 12/01/28	12/24 at 100.00	AA	$509,613
495	4.000%, 12/01/29	12/24 at 100.00	AA	526,160

1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,344,698

	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	583,275
670	5.000%, 12/01/26	12/22 at 100.00	A1	774,507

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA	535,650

340	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A, 3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	360,934

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A2	444,721
1,000	5.250%, 10/01/22	10/17 at 100.00	A2	1,078,560

1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A2	1,021,760

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A2	584,705
500	5.000%, 10/01/30	10/24 at 100.00	A2	581,310

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A–	482,029
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA	1,132,625

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A:
1,740	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	1,885,586
2,155	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	2,319,017

2,940	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A–	3,363,920

1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A–	1,621,077

570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	658,025

750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	753,878

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/16 at 100.00	A1	295,971

2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	A+	2,704,824

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	3,265,430
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA–	4,531,198

1,250	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/29	1/23 at 100.00	Aa3	1,445,613

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2015A:
$1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	$1,586,327
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,177,690

	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29	1/24 at 100.00	Aa3	3,345,872
2,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	3,204,465
1,000	5.000%, 1/01/31	1/24 at 100.00	Aa3	1,160,540
2,150	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,486,733
42,265	Total Utilities			45,766,713

	Water and Sewer – 1.6%

	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A:
1,905	4.000%, 11/01/24 – BAM Insured	11/23 at 100.00	AA	2,142,096
2,000	4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,157,320

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA	509,205
4,405	Total Water and Sewer			4,808,621
$272,845	Total Long-Term Investments (cost $280,615,904)			297,298,934

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 2.3%

6,964,994	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$6,964,994
	Total Short-Term Investments (cost $6,964,994)			6,964,994
	Total Investments (cost $287,580,898) – 99.6%			304,263,928
	Other Assets Less Liabilities – 0.4%			1,302,422
	Net Assets – 100%			$305,566,350

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	39

Nuveen Minnesota Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.8%

	MUNICIPAL BONDS – 97.8%

	Consumer Staples – 0.7%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,992,474

	Education and Civic Organizations – 18.7%

660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43	No Opt. Call	BBB–	671,002

1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47	6/20 at 102.00	BBB–	1,703,302

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB+	1,551,870

2,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	8/16 at 102.00	BB+	2,042,960

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	938,520

1,475	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	No Opt. Call	BBB–	1,501,049

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
250	4.750%, 7/01/28	7/25 at 100.00	BB+	257,563
500	5.250%, 7/01/37	7/25 at 100.00	BB+	513,620
500	5.500%, 7/01/50	7/25 at 100.00	BB+	511,945

	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A:
1,750	5.600%, 11/01/30	11/18 at 102.00	BBB–	1,852,568
875	5.875%, 11/01/40	11/20 at 100.00	BBB–	927,981

1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 100.00	BBB–	1,072,810

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	620,034
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,015,600
500	5.000%, 7/01/44	7/24 at 100.00	BB+	493,980

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A:
2,740	6.000%, 7/01/43	7/23 at 100.00	BB	2,911,086
1,260	6.125%, 7/01/48	7/23 at 100.00	BB	1,340,237

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Baa3	452,395
395	3.500%, 5/01/23	5/21 at 100.00	Baa3	406,479

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
$1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	$1,771,109
820	5.500%, 5/01/27	5/17 at 100.00	N/R	841,115
1,520	5.500%, 5/01/37	5/17 at 100.00	N/R	1,553,212

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	2,034,024

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,112,770

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	714,600
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,257,260

1,390	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,403,261

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I:
350	5.000%, 10/01/33 (WI/DD, Settling 12/03/15)	10/25 at 100.00	A2	404,667
385	5.000%, 10/01/34 (WI/DD, Settling 12/03/15)	10/25 at 100.00	A2	443,378

1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB+	1,150,769

650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB–	692,367

565	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	587,357

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	No Opt. Call	BB+	1,620,715
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,764,885

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB–	1,694,070

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	630,206
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,040,712

1,450	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,464,529

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,132,880

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
185	2.400%, 3/01/17	No Opt. Call	BBB–	184,249
185	2.600%, 3/01/18	No Opt. Call	BBB–	183,875

1,435	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB–	1,476,730

Nuveen Investments	41

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,035	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 2.200%, 7/01/18	No Opt. Call	N/R	$1,035,269

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,812,580
48,160	Total Education and Civic Organizations			50,791,590

	Health Care – 16.1%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,530,490

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	402,251
500	4.000%, 4/01/27	4/22 at 100.00	BBB	517,535
760	4.000%, 4/01/31	4/22 at 100.00	BBB	779,874

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A	2,811,825

	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
3,450	5.000%, 7/01/30	7/25 at 100.00	A	3,991,478
4,500	4.000%, 7/01/35	7/25 at 100.00	A	4,665,058

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
25	5.000%, 5/01/20	5/17 at 100.00	Baa1	26,424
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,876,428
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,050,100

1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,012,460

580	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	657,227

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
485	4.000%, 11/15/40	11/25 at 100.00	A+	493,172
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,222,820

130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA	140,244

2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,723,718

1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA	1,107,691

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A–	1,963,058

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
35	5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	38,241
65	5.500%, 5/01/39 – AGC Insured	5/19 at 100.00	A1	70,684

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	$1,194,164

3,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,438,828

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	2,222,452

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,379,991

	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,060,824
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,580,046

530	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015, 5.000%, 11/15/40	11/25 at 100.00	BBB–	581,622

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	530,120
350	4.000%, 7/01/22	7/21 at 100.00	BBB	370,836
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,355,154
40,410	Total Health Care			43,794,815

	Housing/Multifamily – 1.3%

835	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	4/16 at 100.00	Aa1	835,735

2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,598,025
3,335	Total Housing/Multifamily			3,433,760

	Housing/Single Family – 2.0%

95	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	100,364

71	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	72,999

295	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	312,381

75	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	83,353

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
45	4.375%, 7/01/26	7/21 at 100.00	Aaa	46,762
580	4.700%, 1/01/31	7/21 at 100.00	Aaa	622,937

25	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	25,515

20	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	20,421

Nuveen Investments	43

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$2,460	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	$2,478,204

55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	55,142

5	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007L, 5.100%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AA+	5,111

1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29 (WI/DD, Settling 12/08/15)	7/25 at 100.00	Aa1	1,508,565
5,226	Total Housing/Single Family			5,331,754

	Long-Term Care – 10.3%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	5/16 at 100.00	N/R	1,528,290

1,495	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,515,541

375	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39	11/24 at 100.00	A3	383,903

1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	A3	1,692,848

1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,619,235

1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	7/20 at 100.00	N/R	1,210,184

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	581,239
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,177,350

760	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/15 at 100.00	N/R	760,464

1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,191,932

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	478,494
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,538,385

1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,516,920

1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project Memory Care Building, Series 2013, 6.500%, 8/01/43	8/20 at 102.00	N/R	1,087,180

1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen-Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,061,172

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	$1,113,640

1,940	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/17 at 100.00	N/R	1,970,993

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	No Opt. Call	N/R	1,024,330

800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	842,400

2,365	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,397,282

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	280,584
680	5.000%, 11/01/23	5/19 at 102.00	N/R	733,836
700	5.500%, 11/01/32	5/19 at 102.00	N/R	757,162
330	6.000%, 5/01/47	5/19 at 102.00	N/R	357,166

1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,272,588
27,225	Total Long-Term Care			28,093,118

	Materials – 0.8%

2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	2,081,007

	Tax Obligation/General – 15.3%

	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015B:
1,710	5.000%, 2/01/25	No Opt. Call	Aa2	2,096,802
955	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,162,034

1,875	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 4/01/30 (WI/DD, Settling 12/17/15)	4/26 at 100.00	AA+	1,876,594

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	11,644,797

1,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	1,128,140

2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	2,488,057

800	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/34	2/25 at 70.20	AA+	416,336

	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,216,790
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,206,870
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,042,880

1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,123,133

Nuveen Investments	45

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	$1,011,660

1,000	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2015A, 4.000%, 2/01/27	2/24 at 100.00	Aa2	1,112,140

2,500	Independent School District 2310 (Sibley East), Minnesota, General Obligation School Building Bonds, Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,585,325

	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	660,805
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	501,825

1,000	Mahtomedi Independent School District 832, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/26	2/25 at 100.00	AA+	1,229,760

2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AA+	2,218,160

2,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AA+	2,610,507

1,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	AA+	1,428,980

1,880	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.000%, 2/01/33	2/25 at 100.00	Aa2	1,818,956

	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A:
450	3.125%, 2/01/33	2/25 at 100.00	Aa2	450,567
525	3.125%, 2/01/35	2/25 at 100.00	Aa2	518,280
37,810	Total Tax Obligation/General			41,549,398

	Tax Obligation/Limited – 5.6%

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,178,380

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3	598,274

135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	132,902

325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	324,691

1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA	1,087,439

1,335	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	12/15 at 100.00	N/R	1,335,521

1,015	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2013A, 4.000%, 2/01/22	No Opt. Call	A1	1,138,810

	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,474,807
580	3.750%, 2/01/36	2/25 at 100.00	A1	582,430

2,250	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42 (WI/DD, Settling 12/03/15)	2/25 at 100.00	A1	2,286,608

	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
500	4.250%, 4/01/25	4/23 at 100.00	N/R	505,950

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)
$430	4.875%, 4/01/30	4/23 at 100.00	N/R	$433,401
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,667,880

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	527,975

	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
150	5.000%, 9/01/26	No Opt. Call	N/R	158,832
800	5.000%, 3/01/29	No Opt. Call	N/R	840,720
14,830	Total Tax Obligation/Limited			15,274,620

	Transportation – 5.3%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,013,430

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	4,443,680

120	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	127,960

130	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A+	137,445

275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B, 5.000%, 1/01/28	No Opt. Call	A+	313,585

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,283,720
1,400	5.000%, 1/01/32	1/24 at 100.00	A+	1,594,292
800	5.000%, 1/01/33	1/24 at 100.00	A+	909,184

750	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014B, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/24 at 100.00	A+	865,703

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,180,841
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,656,210
13,045	Total Transportation			14,526,050

	U.S. Guaranteed – 8.6% (4)

1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,390,500

105	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	121,626

100	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.000%, 11/15/18 (ETM)	No Opt. Call	A+ (4)	109,855

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,225	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,747,353
245	6.750%, 11/15/32 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	285,572

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	BBB+ (4)	162,815
4,100	4.875%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 100.00	BBB+ (4)	4,517,585

Nuveen Investments	47

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
$1,000	5.000%, 2/01/28 (Pre-refunded 2/01/16)	2/16 at 100.00	AA– (4)	$1,008,100
1,890	5.000%, 2/01/31 (Pre-refunded 2/01/16)	2/16 at 100.00	AA– (4)	1,905,309

1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.750%, 7/01/30 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	1,385,559

	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009:
15	5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	17,300
2,625	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	3,050,513

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	2,155,007

2,945	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36 (Pre-refunded 12/01/15)	12/15 at 100.00	BBB– (4)	2,945,383

	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012:
125	1.950%, 7/01/16 (Pre-refunded 1/04/16)	1/16 at 100.00	N/R (4)	125,076
200	2.050%, 7/01/17 (Pre-refunded 1/04/16)	1/16 at 100.00	N/R (4)	200,060

255	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa	257,099
21,410	Total U.S. Guaranteed			23,384,712

	Utilities – 13.1%

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	254,030

5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A2	5,711,796

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A2	1,052,450
1,000	4.000%, 10/01/32	10/24 at 100.00	A2	1,044,650

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A–	2,149,640

250	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/26	12/23 at 100.00	Aa3	298,008

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	1,437,747
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA–	1,653,888
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	AA–	57,085
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	2,593,420
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	8,672,190
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	3,815,122
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	4,746,386

2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,250,100
39,550	Total Utilities			35,736,512
$254,951	Total Long-Term Investments (cost $247,803,194)			265,989,810

48	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.6%

	Money Market Funds – 3.6%

9,935,828	Federated Minnesota Municipal Cash Trust, 0.010% (5)	$9,935,828
	Total Short-Term Investments (cost $9,935,828)	9,935,828
	Total Investments (cost $257,739,022) – 101.4%	275,925,638
	Other Assets Less Liabilities – (1.4)%	(3,848,580)
	Net Assets – 100%	$272,077,058

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	49

Nuveen Nebraska Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.2%

	MUNICIPAL BONDS – 96.2%

	Consumer Staples – 0.8%

$500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	$448,110

	Education and Civic Organizations – 11.5%

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,088,330

1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	A2	1,144,610

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	710,708
410	4.000%, 4/01/32	4/22 at 100.00	A–	425,465

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	543,400

525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	594,038

1,000	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011, 5.000%, 7/01/42	1/22 at 100.00	Aa1	1,106,370

1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,101,518
6,140	Total Education and Civic Organizations			6,714,439

	Health Care – 12.5%

565	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28	1/20 at 100.00	A2	604,527

775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	833,303

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A–	507,520
1,000	5.000%, 11/01/45	11/25 at 100.00	A–	1,099,670

	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,220	4.000%, 11/01/37	No Opt. Call	A–	1,229,248
2,775	5.000%, 11/01/42	No Opt. Call	A–	3,010,154
6,835	Total Health Care			7,284,422

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 9.2%

$100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	$101,902

900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	983,853

240	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	240,756

3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	3,791,979

220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A–	250,705
4,845	Total Long-Term Care			5,369,195

	Tax Obligation/General – 12.3%

705	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2014, 4.000%, 12/15/44	7/19 at 100.00	Aa3	743,542

1,350	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	1,674,149

1,430	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 4.000%, 12/15/35	12/24 at 100.00	AA–	1,513,426

1,000	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	1,016,560

195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	247,650

	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2013A:
715	4.500%, 11/15/28	11/23 at 100.00	AA+	814,642
365	4.500%, 11/15/29	11/23 at 100.00	AA+	412,600

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	715,969
6,410	Total Tax Obligation/General			7,138,538

	Tax Obligation/Limited – 10.8%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,809

2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,776,356

	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013:
2,000	5.125%, 12/15/33	9/18 at 100.00	A+	2,168,560
520	5.000%, 12/15/38	9/18 at 100.00	A+	562,078

500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013, 4.250%, 12/15/33	7/18 at 100.00	AA–	514,530
5,745	Total Tax Obligation/Limited			6,309,333

	Transportation – 0.3%

165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	193,246

Nuveen Investments	51

Nuveen Nebraska Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 14.4% (4)

$435	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28 (Pre-refunded 8/15/17)	8/17 at 100.00	A2 (4)	$474,137

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008:
345	5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	391,941
1,210	5.500%, 11/01/38 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	1,365,957

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32 (Pre-refunded 5/12/16)	5/16 at 100.00	Aa2 (4)	357,021

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A:
250	5.250%, 2/15/30 (Pre-refunded 2/15/16)	2/16 at 100.00	A (4)	252,630
350	5.250%, 2/15/30 (Pre-refunded 2/15/16)	2/16 at 100.00	A (4)	352,338

150	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	162,795

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,110,222
1,200	5.500%, 2/01/35 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,319,076

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+ (4)	510,746

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28 (Pre-refunded 12/15/18)	12/18 at 100.00	AA– (4)	1,691,325

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32 (Pre-refunded 5/15/17)	5/17 at 100.00	Aa1 (4)	372,148
7,600	Total U.S. Guaranteed			8,360,336

	Utilities – 21.0%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	22,562
800	5.250%, 12/01/21	No Opt. Call	A	937,000

2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,538,235

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	600,181

1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA–	1,740,390

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	254,030

1,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/20	No Opt. Call	AA	1,168,790

75	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	84,542

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	118,720
110	5.000%, 4/01/31	4/22 at 100.00	A	122,942

370	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1	395,230

1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A1	2,081,768

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	$1,135,860

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R	1,010,640
10,995	Total Utilities			12,210,890

	Water and Sewer – 3.4%

500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32 (WI/DD, Settling 12/08/15)	12/25 at 100.00	A1	497,410

1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,472,325
1,895	Total Water and Sewer			1,969,735
$51,130	Total Long-Term Investments (cost $52,276,273)			55,998,244

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 3.5%

	Money Market Funds – 3.5%

2,003,227	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$2,003,227
	Total Short-Term Investments (cost $2,003,227)			2,003,227
	Total Investments (cost $54,279,500) – 99.7%			58,001,471
	Other Assets Less Liabilities – 0.3%			198,753
	Net Assets – 100%			$58,200,224

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	53

Nuveen Oregon Intermediate Municipal Bond Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 95.8%

	MUNICIPAL BONDS – 95.8%

	Education and Civic Organizations – 6.1%

$2,190	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,352,673

300	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	341,775

1,250	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,512,575

1,040	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,106,685

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	653,819
500	5.250%, 10/01/24	10/21 at 100.00	A–	577,230

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	541,675

100	Oregon State Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35 (WI/DD, Settling 12/02/15)	6/25 at 100.00	N/R	100,439

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,138,830

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A–	515,300
700	5.000%, 4/01/30	4/25 at 100.00	A–	796,726

210	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	223,841

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,123,170
9,950	Total Education and Civic Organizations			10,984,738

	Health Care – 13.8%

1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB–	1,150,817

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	AA–	1,129,580

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A2	250,745

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA	765,150

500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	No Opt. Call	A–	530,700

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	2,171,605

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
$1,940	5.000%, 9/01/21	9/19 at 100.00	A	$2,190,609
855	4.500%, 9/01/21	9/19 at 100.00	A	931,505

	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
1,225	5.000%, 7/01/25	7/22 at 100.00	AA–	1,437,917
1,195	5.000%, 7/01/26	7/22 at 100.00	AA–	1,392,725

1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	No Opt. Call	AA–	1,077,940

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	AA–	2,082,620
1,020	4.750%, 3/15/24	3/20 at 100.00	AA–	1,105,833

1,000	Oregon State Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,141,740

690	Oregon State Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A, 5.000%, 11/15/25	5/24 at 100.00	A+	831,429

375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA	434,194

1,815	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA	2,167,727

	Oregon State Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	BBB+	1,393,900
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	549,290

450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	8/16 at 100.00	A	458,663

1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A	1,670,430
22,250	Total Health Care			24,865,119

	Housing/Multifamily – 4.4%

	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa3	317,271
195	4.000%, 9/01/23	3/23 at 100.00	Aa3	215,649

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
710	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	758,259
475	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	512,178

	Oregon State Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,274,444
400	4.700%, 7/01/33 – AGM Insured	7/22 at 100.00	AA	428,736

1,000	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB–	1,101,730

705	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	725,699

Nuveen Investments	55

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
$880	5.125%, 4/01/16	No Opt. Call	A1	$893,658
1,455	6.250%, 4/01/23	4/18 at 100.00	A1	1,622,529
7,290	Total Housing/Multifamily			7,850,153

	Long-Term Care – 4.0%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinia Park, Series 2005, 5.125%, 10/01/24	4/16 at 100.00	N/R	1,000,580

	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A–	278,240
450	5.000%, 10/01/24	10/23 at 100.00	A–	513,932

500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	563,195

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza Project, Series 2009, 5.250%, 12/01/26	12/16 at 100.00	BBB	1,018,000

1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,613,100

1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,047,790

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	600,633
550	5.750%, 5/15/27	5/22 at 100.00	N/R	616,248
6,840	Total Long-Term Care			7,251,718

	Tax Obligation/General – 25.9%

1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	1,341,161

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa3	649,613
655	4.500%, 2/01/20	No Opt. Call	Baa3	720,107
280	5.000%, 2/01/21	No Opt. Call	Baa3	317,355

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,101,820
810	4.500%, 6/15/20	No Opt. Call	AA+	926,745

500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA–	585,605

1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,329,471

1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,521,775

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2015B:
$600	0.000%, 6/15/29	6/25 at 84.95	AA+	$366,204
660	0.000%, 6/15/30	6/25 at 81.08	AA+	379,447

1,115	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,331,711

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,127,310

580	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – AGM Insured	6/24 at 100.00	AA	673,096

525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	618,403

1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	775,720

1,770	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	2,012,366

1,060	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2013B, 4.000%, 6/15/19	No Opt. Call	Aa1	1,167,993

3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deferred Interest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,678,899

1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,525,938

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,148,530

630	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	680,614

200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	254,942

1,720	Lane County School District 1 Pleasant Hill, Oregon, General Obligation Bonds, Deferred Interest Series 2014B, 0.000%, 6/15/28	No Opt. Call	AA+	1,155,599

1,000	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015, 5.000%, 6/15/27	6/25 at 100.00	Aa1	1,220,810

300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	359,082

2,250	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A, 5.000%, 6/15/30	6/25 at 100.00	Aa1	2,710,013

1,015	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,086,121

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA	129,570

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,753,710

	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	610,735
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	644,067
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	112,939

Nuveen Investments	57

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	$469,196

2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aa1	2,711,927

340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	372,239

350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	A1	419,570

	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	258,929
200	4.250%, 6/01/23	6/19 at 100.00	A1	213,998
500	4.625%, 6/01/29	6/19 at 100.00	A1	542,510

655	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	574,363

1,385	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/26	6/25 at 100.00	Aa1	1,702,151

1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29	6/24 at 100.00	Aa1	1,285,578

965	Washington County School District 15, Forest Grove, Washington, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	747,412

1,525	Washington County, Oregon, General Obligation Bonds, Refunding Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	1,591,566

1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Refunding Series 2012, 4.000%, 6/15/23	No Opt. Call	Aa1	1,357,788

1,300	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	1,335,373
43,290	Total Tax Obligation/General			46,600,071

	Tax Obligation/Limited – 16.3%

1,500	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/30	11/25 at 100.00	A	1,694,520

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
975	4.000%, 9/15/19	No Opt. Call	Baa2	1,038,638
1,105	4.250%, 9/15/23	9/21 at 100.00	Baa2	1,167,897

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	1,186,875

	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,431,935
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,220,850

	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,441,700
3,000	5.000%, 11/15/28	11/24 at 100.00	AAA	3,645,929

1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,189,300

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	$2,237,953

2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,973,280

	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A	1,151,510
1,715	5.000%, 10/01/26	10/21 at 100.00	A	1,962,955

2,305	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2012A, 5.000%, 9/01/24	9/22 at 100.00	AAA	2,787,689

2,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22	No Opt. Call	BBB+	2,221,213
25,405	Total Tax Obligation/Limited			29,352,244

	Transportation – 3.2%

1,005	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,070,727

350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	384,045

1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,191,957

1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA–	1,496,625

1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,692,690
5,135	Total Transportation			5,836,044

	U.S. Guaranteed – 14.0% (4)

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA+ (4)	1,114,600

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	AA (4)	1,167,763

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	730,703
2,000	5.000%, 6/15/21 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	2,133,440
3,135	5.000%, 6/15/22 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	3,344,166

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	1,788,600

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	Aa1 (4)	1,334,637

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20 (Pre-refunded 6/01/17)	6/17 at 100.00	AAA	1,741,618

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 (Pre-refunded 11/01/16) – NPFG Insured	11/16 at 100.00	AA (4)	1,104,976

Nuveen Investments	59

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	$1,681,725

1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,194,745

250	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.000%, 4/01/17 (ETM)	No Opt. Call	BBB+ (4)	264,530

2,000	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 4.500%, 4/01/21 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB+ (4)	2,166,540

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	AA– (4)	1,204,916

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 (Pre-refunded 10/01/16) – NPFG Insured	10/16 at 100.00	Aa1 (4)	516,700

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 100.00	Aa2 (4)	2,656,133

1,040	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	Aa1 (4)	1,109,212
23,475	Total U.S. Guaranteed			25,255,004

	Utilities – 0.5%

500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	593,620

175	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	206,101
675	Total Utilities			799,721

	Water and Sewer – 7.6%

1,295	Albany, in the Counties of Linn and Benton, Oregon, General Obligation and Water Revenue Bonds, Series 2013, 5.000%, 8/01/25	8/23 at 100.00	A1	1,531,027

820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – FGIC Insured	11/16 at 100.00	AA	855,055

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	AA	1,662,030

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	6/18 at 100.00	AA	1,085,740

3,070	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2015B, 5.000%, 6/01/25	No Opt. Call	AA–	3,813,949

	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	499,838
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,481

1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA–	1,142,040

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	338,140

1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA–	1,681,332
900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,022,337
11,800	Total Water and Sewer			13,636,969
$156,110	Total Long-Term Investments (cost $163,566,277)			172,431,781

60	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 3.2%

5,713,759	First American Tax Free Obligations, Class Z, 0.000% (5)	$5,713,759
	Total Short-Term Investments (cost $5,713,759)	5,713,759
	Total Investments (cost $169,280,036) – 99.0%	178,145,540
	Other Assets Less Liabilities – 1.0%	1,757,858
	Net Assets – 100%	$179,903,398
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of

Assets and Liabilities	November 30, 2015 (Unaudited)

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Assets
Long-term investments, at value (cost $280,615,904, $247,803,194, $52,276,273 and $163,566,277, respectively)	$297,298,934	$265,989,810	$55,998,244	$172,431,781
Short-term investments, at value (cost approximates value)	6,964,994	9,935,828	2,003,227	5,713,759
Receivable for:
Interest	3,512,651	3,329,807	779,274	2,254,115
Shares sold	449,516	604,674	87,077	2,803
Other assets	12,267	5,976	6,064	3,748
Total assets	308,238,362	279,866,095	58,873,886	180,406,206
Liabilities
Payable for:
Dividends	435,135	242,026	40,856	210,157
Investments purchased	1,873,668	6,400,668	488,485	100,000
Shares redeemed	129,620	918,684	84,133	58,737
Accrued expenses:
Directors fees	8,604	899	204	609
Management fees	131,370	114,952	24,304	77,942
12b-1 distribution and service fees	26,519	43,467	8,901	15,843
Other	67,096	68,341	26,779	39,520
Total liabilities	2,672,012	7,789,037	673,662	502,808
Net assets	$305,566,350	$272,077,058	$58,200,224	$179,903,398
Class A Shares
Net assets	$82,283,310	$129,102,213	$23,768,125	$50,147,148
Shares outstanding	7,833,417	10,955,077	2,184,262	4,846,367
Net asset value (“NAV”) per share	$10.50	$11.78	$10.88	$10.35
Offering price per share (NAV per share plus maximum sales charge of 3.00%, 4.20%, 4.20% and 3.00%, respectively, of offering price)	$10.82	$12.30	$11.36	$10.67
Class C Shares
Net assets	$9,446,863	$12,700,831	$1,511,621	$3,063,538
Shares outstanding	904,640	1,078,802	139,315	297,727
NAV and offering price per share	$10.44	$11.77	$10.85	$10.29
Class C1 Shares
Net assets	$2,377,567	$12,977,319	$2,777,240	$—
Shares outstanding	225,712	1,105,717	257,125	—
NAV and offering price per share	$10.53	$11.74	$10.80	$—
Class C2 Shares
Net assets	$6,727,942	$9,490,321	$3,880,035	$8,475,397
Shares outstanding	642,965	804,896	356,414	821,291
NAV and offering price per share	$10.46	$11.79	$10.89	$10.32
Class I Shares
Net assets	$204,730,668	$107,806,374	$26,263,203	$118,217,315
Shares outstanding	19,593,488	9,154,897	2,412,015	11,416,225
NAV and offering price per share	$10.45	$11.78	$10.89	$10.36
Net assets consist of:
Capital paid-in	$289,502,903	$259,794,235	$56,652,289	$172,550,913
Undistributed (Over-distribution of) net investment income	234,374	482,371	95,117	113,444
Accumulated net realized gain (loss)	(853,957)	(6,386,164)	(2,269,153)	(1,626,463)
Net unrealized appreciation (depreciation)	16,683,030	18,186,616	3,721,971	8,865,504
Net assets	$305,566,350	$272,077,058	$58,200,224	$179,903,398
Authorized shares – per class	2 billion	2 billion	2 billion	2 billion
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

See accompanying notes to financial statements.

62	Nuveen Investments

Statement of

Operations	Six Months Ended November 30, 2015 (Unaudited)

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Investment Income	$5,526,879	$5,567,975	$1,176,891	$2,977,337
Expenses
Management fees	789,681	665,284	153,546	459,062
12b-1 service fees – Class A Shares	78,920	121,982	23,706	48,837
12b-1 distribution and service fees – Class C Shares	41,939	51,833	6,538	14,212
12b-1 distribution and service fees – Class C1 Shares	7,742	42,383	8,995	—
12b-1 distribution and service fees – Class C2 Shares	25,856	36,408	14,658	32,262
Shareholder servicing agent fees	43,029	43,315	12,214	21,768
Custodian fees	32,730	25,803	7,768	18,929
Directors fees	3,778	3,195	725	2,151
Professional fees	19,014	17,347	11,088	14,909
Shareholder reporting expenses	12,228	17,198	6,271	7,979
Federal and state registration fees	9,514	11,347	9,062	6,818
Other	5,848	4,523	1,959	3,548
Total expenses before fee waiver/expense reimbursement	1,070,279	1,040,618	256,530	630,475
Fee waiver/expense reimbursement	—	—	(6,379)	—
Net expenses	1,070,279	1,040,618	250,151	630,475
Net investment income (loss)	4,456,600	4,527,357	926,740	2,346,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(212,570)	15,907	(14,219)	(63,975)
Change in net unrealized appreciation (depreciation) of investments	2,345,792	2,354,258	507,083	935,481
Net realized and unrealized gain (loss)	2,133,222	2,370,165	492,864	871,506
Net increase (decrease) in net assets from operations	$6,589,822	$6,897,522	$1,419,604	$3,218,368

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of

Changes in Net Assets	(Unaudited)

	Minnesota Intermediate		Minnesota
	Six Months Ended 11/30/15	Year Ended 5/31/15	Six Months Ended 11/30/15	Year Ended 5/31/15
Operations
Net investment income (loss)	$4,456,600	$8,485,755	$4,527,357	$8,010,866
Net realized gain (loss) from investments	(212,570)	48,700	15,907	22,199
Change in net unrealized appreciation (depreciation) of investments	2,345,792	(1,575,093)	2,354,258	725,906
Net increase (decrease) in net assets from operations	6,589,822	6,959,362	6,897,522	8,758,971
Distributions to Shareholders
From net investment income:
Class A Shares	(1,132,050)	(2,092,552)	(2,240,273)	(4,085,067)
Class C Shares	(86,881)	(90,612)	(150,076)	(121,604)
Class C1 Shares	(28,666)	(66,646)	(210,496)	(447,662)
Class C2 Shares	(79,570)	(191,608)	(151,057)	(344,567)
Class I Shares	(3,079,734)	(6,253,424)	(1,876,885)	(3,081,386)
Decrease in net assets from distributions to shareholders	(4,406,901)	(8,694,842)	(4,628,787)	(8,080,286)
Fund Share Transactions
Proceeds from sale of shares	30,710,257	78,242,798	41,078,947	68,964,450
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,787,460	3,218,200	3,226,652	5,559,397
	32,497,717	81,460,998	44,305,599	74,523,847
Cost of shares redeemed	(21,677,982)	(40,855,651)	(15,080,746)	(40,577,175)
Net increase (decrease) in net assets from Fund share transactions	10,819,735	40,605,347	29,224,853	33,946,672
Net increase (decrease) in net assets	13,002,656	38,869,867	31,493,588	34,625,357
Net assets at the beginning of period	292,563,694	253,693,827	240,583,470	205,958,113
Net assets at the end of period	$305,566,350	$292,563,694	$272,077,058	$240,583,470
Undistributed (Over-distribution of) net investment income at the end of period	$234,374	$184,675	$482,371	$583,801

See accompanying notes to financial statements.

64	Nuveen Investments

	Nebraska		Oregon Intermediate
	Six Months Ended 11/30/15	Year Ended 5/31/15	Six Months Ended 11/30/15	Year Ended 5/31/15
Operations
Net investment income (loss)	$926,740	$1,779,657	$2,346,862	$4,389,394
Net realized gain (loss) from investments	(14,219)	34,512	(63,975)	232,647
Change in net unrealized appreciation (depreciation) of investments	507,083	388,451	935,481	(1,182,850)
Net increase (decrease) in net assets from operations	1,419,604	2,202,620	3,218,368	3,439,191
Distributions to Shareholders
From net investment income:
Class A Shares	(349,948)	(717,920)	(654,240)	(1,285,499)
Class C Shares	(13,824)	(13,052)	(26,555)	(27,608)
Class C1 Shares	(34,209)	(76,614)	—	—
Class C2 Shares	(46,913)	(115,424)	(90,532)	(208,550)
Class I Shares	(396,456)	(814,508)	(1,565,450)	(2,851,801)
Decrease in net assets from distributions to shareholders	(841,350)	(1,737,518)	(2,336,777)	(4,373,458)
Fund Share Transactions
Proceeds from sale of shares	3,594,499	9,578,458	24,638,611	46,688,446
Proceeds from shares issued to shareholders due to reinvestment of distributions	588,467	1,162,415	1,138,688	2,070,564
	4,182,966	10,740,873	25,777,299	48,759,010
Cost of shares redeemed	(3,980,242)	(12,057,851)	(12,040,792)	(25,466,262)
Net increase (decrease) in net assets from Fund share transactions	202,724	(1,316,978)	13,736,507	23,292,748
Net increase (decrease) in net assets	780,978	(851,876)	14,618,098	22,358,481
Net assets at the beginning of period	57,419,246	58,271,122	165,285,300	142,926,819
Net assets at the end of period	$58,200,224	$57,419,246	$179,903,398	$165,285,300
Undistributed (Over-distribution of) net investment income at the end of period	$95,117	$9,727	$113,444	$103,359

See accompanying notes to financial statements.

Nuveen Investments	65

Financial

Highlights (Unaudited)

Minnesota Intermediate

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/94)
Year Ended 5/31
2016(j)	$10.43	$0.15	$0.07	$0.22	$(0.15)	$—	$(0.15)	$10.50
2015	10.49	0.31	(0.05)	0.26	(0.32)	—	(0.32)	10.43
2014	10.56	0.33	(0.06)	0.27	(0.32)	(0.02)	(0.34)	10.49
2013	10.67	0.32	(0.08)	0.24	(0.34)	(0.01)	(0.35)	10.56
2012	10.20	0.36	0.47	0.83	(0.35)	(0.01)	(0.36)	10.67
2011(d)	10.12	0.33	0.07	0.40	(0.32)	—	(0.32)	10.20
Year Ended 6/30
2010	9.67	0.36	0.46	0.82	(0.36)	(0.01)	(0.37)	10.12
Class C (02/14)
Year Ended 5/31
2016(j)	10.37	0.11	0.07	0.18	(0.11)	—	(0.11)	10.44
2015	10.42	0.22	(0.03)	0.19	(0.24)	—	(0.24)	10.37
2014(f)	10.27	0.06	0.16	0.22	(0.07)	—	(0.07)	10.42
Class C1 (10/09)
Year Ended 5/31
2016(j)	10.46	0.13	0.07	0.20	(0.13)	—	(0.13)	10.53
2015	10.52	0.27	(0.05)	0.22	(0.28)	—	(0.28)	10.46
2014	10.59	0.29	(0.07)	0.22	(0.27)	(0.02)	(0.29)	10.52
2013	10.69	0.28	(0.08)	0.20	(0.29)	(0.01)	(0.30)	10.59
2012	10.22	0.31	0.48	0.79	(0.31)	(0.01)	(0.32)	10.69
2011(d)	10.14	0.28	0.07	0.35	(0.27)	—	(0.27)	10.22
Year Ended 6/30
2010(g)	9.94	0.21	0.20	0.41	(0.20)	(0.01)	(0.21)	10.14
Class C2 (01/11)(h)
Year Ended 5/31
2016(j)	10.39	0.12	0.07	0.19	(0.12)	—	(0.12)	10.46
2015	10.44	0.26	(0.05)	0.21	(0.26)	—	(0.26)	10.39
2014	10.51	0.28	(0.07)	0.21	(0.26)	(0.02)	(0.28)	10.44
2013	10.62	0.26	(0.09)	0.17	(0.27)	(0.01)	(0.28)	10.51
2012	10.14	0.29	0.49	0.78	(0.29)	(0.01)	(0.30)	10.62
2011(i)	9.77	0.11	0.36	0.47	(0.10)	—	(0.10)	10.14
Class I (02/94)
Year Ended 5/31
2016(j)	10.37	0.16	0.08	0.24	(0.16)	—	(0.16)	10.45
2015	10.43	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.37
2014	10.50	0.35	(0.06)	0.29	(0.34)	(0.02)	(0.36)	10.43
2013	10.61	0.34	(0.08)	0.26	(0.36)	(0.01)	(0.37)	10.50
2012	10.13	0.37	0.49	0.86	(0.37)	(0.01)	(0.38)	10.61
2011(d)	10.06	0.34	0.06	0.40	(0.33)	—	(0.33)	10.13
Year Ended 6/30
2010	9.62	0.36	0.45	0.81	(0.36)	(0.01)	(0.37)	10.06

66	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

2.12%	$82,283	0.81	%*	2.89	%*	0.81	%*	2.89	%*	9%
2.52	74,086	0.82		2.97		0.82		2.97		11
2.68	65,375	0.84		3.25		0.84		3.25		12
2.25	62,493	0.82		3.03		0.82		3.03		11
8.32	52,039	0.80		3.41		0.76		3.44		9
4.00	37,175	0.92	*	3.40	*	0.74	*	3.60	*	12

8.51	34,957	1.08		3.28		0.75		3.61		9

1.72	9,447	1.61	*	2.09	*	1.61	*	2.09	*	9
1.82	7,067	1.62		2.13		1.62		2.13		11
2.19	1,052	1.64	*	2.29	*	1.64	*	2.29	*	12

1.88	2,378	1.27	*	2.45	*	1.27	*	2.45	*	9
2.05	2,415	1.27		2.53		1.27		2.53		11
2.20	2,836	1.29		2.81		1.29		2.81		12
1.88	3,804	1.27		2.60		1.27		2.60		11
7.81	5,448	1.29		2.94		1.29		2.94		9
3.46	6,242	1.37	*	2.99	*	1.31	*	3.05	*	12

4.15	3,965	1.48	*	2.87	*	1.35	*	3.00	*	9

1.84	6,728	1.37	*	2.35	*	1.37	*	2.35	*	9
2.05	7,093	1.38		2.44		1.38		2.44		11
2.09	8,021	1.39		2.70		1.39		2.70		12
1.63	8,795	1.36		2.44		1.36		2.44		11
7.79	3,768	1.40		2.74		1.40		2.74		9
4.88	623	1.41	*	3.10	*	1.37	*	3.14	*	12

2.32	204,731	0.62	*	3.10	*	0.62	*	3.10	*	9
2.71	201,903	0.63		3.19		0.63		3.19		11
2.88	176,410	0.64		3.45		0.64		3.45		12
2.42	213,723	0.62		3.23		0.62		3.23		11
8.60	196,568	0.64		3.58		0.64		3.58		9
4.00	191,516	0.72	*	3.60	*	0.66	*	3.67	*	12

8.50	193,443	0.83		3.53		0.70		3.66		9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the eleven months ended May 31, 2011.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	For the period October 28, 2009 (commencement of operations) through June 30, 2010.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(i)	For the period January 18, 2011 (commencement of operations) through May 31, 2011.
(j)	For the six months ended November 30, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial Highlights (Unaudited) (continued)

Minnesota

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (07/88)
Year Ended 5/31
2016(i)	$11.68	$0.21	$0.11	$0.32	$(0.22)	$—	$(0.22)	$11.78
2015	11.63	0.43	0.05	0.48	(0.43)	—	(0.43)	11.68
2014	11.87	0.44	(0.21)	0.23	(0.42)	(0.05)	(0.47)	11.63
2013	11.87	0.43	0.04	0.47	(0.45)	(0.02)	(0.47)	11.87
2012	10.83	0.47	1.02	1.49	(0.45)	—	(0.45)	11.87
2011(d)	10.87	0.39	(0.08)	0.31	(0.35)	—	(0.35)	10.83
Year Ended 6/30
2010	9.98	0.41	0.89	1.30	(0.41)	—	(0.41)	10.87
Class C (02/14)
Year Ended 5/31
2016(i)	11.68	0.16	0.10	0.26	(0.17)	—	(0.17)	11.77
2015	11.63	0.33	0.06	0.39	(0.34)	—	(0.34)	11.68
2014(f)	11.25	0.08	0.40	0.48	(0.10)	—	(0.10)	11.63
Class C1 (02/99)
Year Ended 5/31
2016(i)	11.64	0.18	0.11	0.29	(0.19)	—	(0.19)	11.74
2015	11.58	0.38	0.06	0.44	(0.38)	—	(0.38)	11.64
2014	11.81	0.38	(0.19)	0.19	(0.37)	(0.05)	(0.42)	11.58
2013	11.82	0.38	0.02	0.40	(0.39)	(0.02)	(0.41)	11.81
2012	10.78	0.41	1.03	1.44	(0.40)	—	(0.40)	11.82
2011(d)	10.82	0.34	(0.08)	0.26	(0.30)	—	(0.30)	10.78
Year Ended 6/30
2010	9.94	0.36	0.88	1.24	(0.36)	—	(0.36)	10.82
Class C2 (01/11)(g)
Year Ended 5/31
2016(i)	11.69	0.18	0.10	0.28	(0.18)	—	(0.18)	11.79
2015	11.63	0.36	0.07	0.43	(0.37)	—	(0.37)	11.69
2014	11.86	0.37	(0.19)	0.18	(0.36)	(0.05)	(0.41)	11.63
2013	11.87	0.35	0.04	0.39	(0.38)	(0.02)	(0.40)	11.86
2012	10.82	0.39	1.05	1.44	(0.39)	—	(0.39)	11.87
2011(h)	10.23	0.15	0.56	0.71	(0.12)	—	(0.12)	10.82
Class I (08/97)
Year Ended 5/31
2016(i)	11.68	0.22	0.11	0.33	(0.23)	—	(0.23)	11.78
2015	11.62	0.45	0.07	0.52	(0.46)	—	(0.46)	11.68
2014	11.85	0.46	(0.20)	0.26	(0.44)	(0.05)	(0.49)	11.62
2013	11.86	0.45	0.03	0.48	(0.47)	(0.02)	(0.49)	11.85
2012	10.82	0.49	1.02	1.51	(0.47)	—	(0.47)	11.86
2011(d)	10.86	0.41	(0.08)	0.33	(0.37)	—	(0.37)	10.82
Year Ended 6/30
2010	9.97	0.42	0.90	1.32	(0.43)	—	(0.43)	10.86

68	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

2.72%	$129,102	0.83	%*	3.60	%*	0.83	%*	3.60	%*	3%
4.18	118,335	0.84		3.65		0.84		3.65		10
2.19	110,265	0.86		3.88		0.86		3.88		15
4.01	132,705	0.84		3.57		0.84		3.57		7
14.03	100,185	0.90		4.06		0.86		4.11		17
2.94	85,183	1.00	*	3.77	*	0.85	*	3.94	*	25

13.19	91,922	1.11		3.60		0.85		3.86		34

2.24	12,701	1.62	*	2.78	*	1.62	*	2.78	*	3
3.39	8,623	1.64		2.77		1.64		2.77		10
4.32	1,242	1.66	*	2.75	*	1.66	*	2.75	*	15

2.50	12,977	1.28	*	3.15	*	1.28	*	3.15	*	3
3.81	13,296	1.29		3.21		1.29		3.21		10
1.79	14,398	1.31		3.43		1.31		3.43		15
3.43	19,234	1.30		3.15		1.30		3.15		7
13.56	21,453	1.35		3.63		1.35		3.64		17
2.48	22,190	1.43	*	3.33	*	1.33	*	3.43	*	25

12.58	26,772	1.51		3.19		1.35		3.35		34

2.43	9,490	1.38	*	3.05	*	1.38	*	3.05	*	3
3.69	10,199	1.39		3.10		1.39		3.10		10
1.67	12,473	1.41		3.33		1.41		3.33		15
3.32	16,833	1.39		2.96		1.39		2.96		7
13.48	4,927	1.47		3.37		1.45		3.39		17
6.99	618	1.50	*	3.91	*	1.43	*	3.98	*	25

2.83	107,806	0.63	*	3.79	*	0.63	*	3.79	*	3
4.49	90,131	0.64		3.85		0.64		3.85		10
2.45	67,580	0.66		4.07		0.66		4.07		15
4.08	90,341	0.65		3.78		0.65		3.78		7
14.23	66,016	0.71		4.26		0.70		4.27		17
3.09	51,116	0.77	*	4.01	*	0.68	*	4.11	*	25

13.37	52,639	0.86		3.84		0.70		4.00		34

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the eleven months ended May 31, 2011.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(h)	For the period January 18, 2011 (commencement of operations) through May 31, 2011.
(i)	For the six months ended November 30, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial Highlights (Unaudited) (continued)

Nebraska

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (02/01)
Year Ended 5/31
2016(i)	$10.77	$0.17	$0.10	$0.27	$(0.16)	$—	$—	$(0.16)	$10.88
2015	10.68	0.34	0.08	0.42	(0.33)	—	—	(0.33)	10.77
2014	10.87	0.34	(0.19)	0.15	(0.34)	—	—	(0.34)	10.68
2013	11.01	0.36	(0.13)	0.23	(0.36)	—	(0.01)	(0.37)	10.87
2012	10.28	0.41	0.75	1.16	(0.43)	—	—	(0.43)	11.01
2011(d)	10.34	0.39	(0.06)	0.33	(0.39)	—	—	(0.39)	10.28
Year Ended 6/30
2010	9.84	0.41	0.49	0.90	(0.40)	—	—	(0.40)	10.34
Class C (02/14)
Year Ended 5/31
2016(i)	10.74	0.13	0.09	0.22	(0.11)	—	—	(0.11)	10.85
2015	10.65	0.25	0.09	0.34	(0.25)	—	—	(0.25)	10.74
2014(f)	10.38	0.03	0.32	0.35	(0.08)	—	—	(0.08)	10.65
Class C1 (02/01)
Year Ended 5/31
2016(i)	10.69	0.15	0.09	0.24	(0.13)	—	—	(0.13)	10.80
2015	10.59	0.29	0.09	0.38	(0.28)	—	—	(0.28)	10.69
2014	10.78	0.29	(0.19)	0.10	(0.29)	—	—	(0.29)	10.59
2013	10.92	0.32	(0.14)	0.18	(0.31)	—	(0.01)	(0.32)	10.78
2012	10.19	0.38	0.73	1.11	(0.38)	—	—	(0.38)	10.92
2011(d)	10.26	0.34	(0.06)	0.28	(0.35)	—	—	(0.35)	10.19
Year Ended 6/30
2010	9.76	0.38	0.48	0.86	(0.36)	—	—	(0.36)	10.26
Class C2 (01/11)(g)
Year Ended 5/31
2016(i)	10.78	0.15	0.09	0.24	(0.13)	—	—	(0.13)	10.89
2015	10.68	0.28	0.09	0.37	(0.27)	—	—	(0.27)	10.78
2014	10.88	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	10.68
2013	11.02	0.30	(0.13)	0.17	(0.30)	—	(0.01)	(0.31)	10.88
2012	10.28	0.34	0.77	1.11	(0.37)	—	—	(0.37)	11.02
2011(h)	9.86	0.14	0.42	0.56	(0.14)	—	—	(0.14)	10.28
Class I (02/01)
Year Ended 5/31
2016(i)	10.78	0.19	0.09	0.28	(0.17)	—	—	(0.17)	10.89
2015	10.68	0.36	0.09	0.45	(0.35)	—	—	(0.35)	10.78
2014	10.88	0.36	(0.20)	0.16	(0.36)	—	—	(0.36)	10.68
2013	11.01	0.39	(0.13)	0.26	(0.38)	—	(0.01)	(0.39)	10.88
2012	10.27	0.45	0.74	1.19	(0.45)	—	—	(0.45)	11.01
2011(d)	10.34	0.41	(0.07)	0.34	(0.41)	—	—	(0.41)	10.27
Year Ended 6/30
2010	9.83	0.44	0.50	0.94	(0.43)	—	—	(0.43)	10.34

70	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

2.52%	$23,768	0.91	%*	3.21	%*	0.89	%*	3.23	%*	2%
4.00	23,741	0.92		3.11		0.89		3.15		27
1.55	23,740	0.92		3.23		0.89		3.27		11
2.11	31,576	0.90		3.25		0.88		3.27		18
11.51	19,021	0.97		3.79		0.88		3.88		25
3.28	7,099	1.21	*	3.62	*	0.72	*	4.11	*	21

9.26	6,333	1.46		3.30		0.75		4.01		18

2.10	1,512	1.71	*	2.39	*	1.69	*	2.41	*	2
3.17	1,142	1.72		2.28		1.69		2.31		27
3.36	172	1.72	*	1.96	*	1.69	*	1.98	*	11

2.28	2,777	1.36	*	2.76	*	1.34	*	2.79	*	2
3.61	2,784	1.38		2.68		1.34		2.72		27
1.03	3,013	1.37		2.78		1.34		2.81		11
1.63	3,897	1.36		2.85		1.33		2.87		18
11.08	4,132	1.43		3.49		1.33		3.59		25
2.80	4,201	1.64	*	3.19	*	1.14	*	3.69	*	21

8.91	4,181	1.86		2.91		1.15		3.62		18

2.23	3,880	1.46	*	2.67	*	1.44	*	2.69	*	2
3.52	4,183	1.47		2.56		1.44		2.60		27
0.87	4,946	1.47		2.69		1.44		2.73		11
1.56	8,693	1.45		2.66		1.43		2.68		18
10.98	2,800	1.51		3.10		1.43		3.19		25
5.70	321	1.60	*	3.37	*	1.24	*	3.73	*	21

2.60	26,263	0.71	*	3.41	*	0.69	*	3.43	*	2
4.27	25,569	0.72		3.31		0.69		3.34		27
1.64	26,400	0.72		3.43		0.69		3.47		11
2.37	37,054	0.70		3.49		0.68		3.51		18
11.80	36,406	0.78		4.13		0.68		4.23		25
3.39	31,470	0.99	*	3.83	*	0.49	*	4.34	*	21

9.65	31,757	1.21		3.55		0.50		4.26		18

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the eleven months ended May 31, 2011.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(h)	For the period January 18, 2011 (commencement of operations) through May 31, 2011.
(i)	For the six months ended November 30, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial Highlights (Unaudited) (continued)

Oregon Intermediate

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains		Total	Ending NAV
Class A (02/99)
Year Ended 5/31
2016(i)	$10.30	$0.14	$0.05	$0.19	$(0.14)	$—		$(0.14)	$10.35
2015	10.35	0.29	(0.05)	0.24	(0.29)	—		(0.29)	10.30
2014	10.46	0.30	(0.12)	0.18	(0.29)	—		(0.29)	10.35
2013	10.60	0.30	(0.13)	0.17	(0.31)	—	**	(0.31)	10.46
2012	10.17	0.33	0.44	0.77	(0.34)	—	**	(0.34)	10.60
2011(d)	10.11	0.29	0.05	0.34	(0.28)	—		(0.28)	10.17
Year Ended 6/30
2010	9.77	0.35	0.33	0.68	(0.34)	—		(0.34)	10.11
Class C (02/14)
Year Ended 5/31
2016(i)	10.24	0.10	0.05	0.15	(0.10)	—		(0.10)	10.29
2015	10.29	0.20	(0.05)	0.15	(0.20)	—		(0.20)	10.24
2014(g)	10.16	0.04	0.15	0.19	(0.06)	—		(0.06)	10.29
Class C2 (01/11)(h)
Year Ended 5/31
2016(i)	10.27	0.11	0.05	0.16	(0.11)	—		(0.11)	10.32
2015	10.32	0.23	(0.05)	0.18	(0.23)	—		(0.23)	10.27
2014	10.43	0.24	(0.12)	0.12	(0.23)	—		(0.23)	10.32
2013	10.56	0.24	(0.12)	0.12	(0.25)	—	**	(0.25)	10.43
2012	10.15	0.27	0.43	0.70	(0.29)	—	**	(0.29)	10.56
2011(e)	9.78	0.09	0.40	0.49	(0.12)	—		(0.12)	10.15
Class I (08/97)
Year Ended 5/31
2016(i)	10.30	0.15	0.06	0.21	(0.15)	—		(0.15)	10.36
2015	10.35	0.31	(0.05)	0.26	(0.31)	—		(0.31)	10.30
2014	10.47	0.32	(0.13)	0.19	(0.31)	—		(0.31)	10.35
2013	10.60	0.32	(0.12)	0.20	(0.33)	—	**	(0.33)	10.47
2012	10.17	0.35	0.44	0.79	(0.36)	—	**	(0.36)	10.60
2011(d)	10.11	0.31	0.05	0.36	(0.30)	—		(0.30)	10.17
Year Ended 6/30
2010	9.77	0.35	0.35	0.70	(0.36)	—		(0.36)	10.11

72	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(f)

1.84%	$50,147	0.83	%*	2.67	%*	0.83	%*	2.67	%*	6%
2.32	48,822	0.84		2.77		0.84		2.77		7
1.79	45,231	0.85		2.94		0.85		2.94		4
1.61	57,578	0.83		2.81		0.83		2.81		9
7.71	42,819	0.85		3.18		0.85		3.18		9
3.46	31,399	0.97	*	3.04	*	0.82	*	3.18	*	12

7.05	31,043	1.10		3.12		0.85		3.37		19

1.43	3,064	1.63	*	1.86	*	1.63	*	1.86	*	6
1.51	2,505	1.64		1.94		1.64		1.94		7
1.89	545	1.65	*	2.04	*	1.65	*	2.04	*	4

1.55	8,475	1.38	*	2.13	*	1.38	*	2.13	*	6
1.74	8,602	1.39		2.24		1.39		2.24		7
1.20	10,632	1.40		2.39		1.40		2.39		4
1.14	15,663	1.38		2.24		1.38		2.24		9
6.98	7,345	1.40		2.58		1.40		2.58		9
5.04	632	1.40	*	2.50	*	1.36	*	2.53	*	12

2.02	118,217	0.63	*	2.87	*	0.63	*	2.87	*	6
2.50	105,356	0.64		2.97		0.64		2.97		7
1.87	86,520	0.65		3.14		0.65		3.14		4
1.88	115,815	0.63		3.02		0.63		3.02		9
7.90	110,708	0.65		3.40		0.65		3.40		9
3.62	113,827	0.74	*	3.26	*	0.65	*	3.35	*	12

7.21	133,816	0.85		3.37		0.70		3.52		19

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the eleven months ended May 31, 2011.
(e)	For the period January 18, 2011 (commencement of operations) through May 31, 2011.
(f)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(g)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(i)	For the six months ended November 30, 2015.
*	Annualized.
**	Round to less than $0.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	73

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Minnesota Intermediate Municipal Bond Fund (“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.

The end of the reporting period for the Funds is November 30, 2015, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2015 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is to provide maximum current income that is exempt from both federal income tax and its respective state income tax to the extent consistent with prudent investment risk. Under normal market conditions, each Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal and its respective state personal income tax. These municipal bonds include obligations issued by each Fund’s respective state and its subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal and the Fund’s respective state personal income tax. Each Fund may invest without limit in securities that generate income subject to the alternative minimum tax. Each Fund normally may invest up to 20% of its net assets in taxable obligations. Each Fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the Sub-Adviser. However, each Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the Funds are not required to sell the security, but may consider doing so.

Each Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. Each Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. Each Fund’s investments in inverse floaters are designed to increase the Funds’ income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

Minnesota Intermediate and Oregon Intermediate will each attempt to maintain the weighted average maturity of their portfolio securities at three to ten years under normal market conditions, while Minnesota and Nebraska will each attempt to maintain the weighted average maturity of their portfolio securities at ten to twenty-five years under normal market conditions.

Each Fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund’s portfolio. The Funds may not use such instruments to gain exposure to a security or type of security that they would be prohibited by their investment restrictions from purchasing directly.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

74	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Outstanding when-issued/delayed delivery purchase commitments	$1,873,668	$6,400,668	$488,485	$100,000

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydowns gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares of the Funds (except for Oregon Intermediate, which does not offer Class C1 Shares) are not available for new accounts or for additional investment into existing accounts, but Class C1 Shares can be issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge, but incur a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C, Class C1 and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Nuveen Investments	75

Notes to Financial Statements (Unaudited) (continued)

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Investments in investment companies are valued at their respective NAVs on valuation date and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

76	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Minnesota Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$297,298,934	$—	$297,298,934
Short-Term Investments:
Money Market Funds	6,964,994	—	—	6,964,994
Total	$6,964,994	$297,298,934	$—	$304,263,928

Minnesota
Long-Term Investments*:
Municipal Bonds	$—	$265,989,810	$—	$265,989,810
Short-Term Investments:
Money Market Funds	9,935,828	—	—	9,935,828
Total	$9,935,828	$265,989,810	$—	$275,925,638

Nebraska
Long-Term Investments*:
Municipal Bonds	$—	$55,998,244	$—	$55,998,244
Short-Term Investments:
Money Market Funds	2,003,227	—	—	2,003,227
Total	$2,003,227	$55,998,244	$—	$58,001,471

Oregon Intermediate
Long-Term Investments*:
Municipal Bonds	$—	$172,431,781	$—	$172,431,781
Short-Term Investments:
Money Market Funds	5,713,759	—	—	5,713,759
Total	$5,713,759	$172,431,781	$—	$178,145,540
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

Nuveen Investments	77

Notes to Financial Statements (Unaudited) (continued)

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for

78	Nuveen Investments

the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity

Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 11/30/15		Year Ended 5/31/15
Minnesota Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,286,938	$13,433,067	2,490,552	$26,179,889
Class C	257,338	2,668,242	645,225	6,739,281
Class C1	—	—	66	690
Class C2	92	965	4,096	42,573
Class I	1,403,769	14,607,983	4,328,653	45,280,365
Shares issued to shareholders due to reinvestment of distributions:
Class A	106,367	1,112,860	194,176	2,043,003
Class C	8,239	85,723	8,571	89,695
Class C1	2,720	28,537	6,229	65,725
Class C2	7,543	78,601	17,725	185,776
Class I	46,292	481,739	79,681	834,001
	3,119,298	32,497,717	7,774,974	81,460,998
Shares redeemed:
Class A	(664,044)	(6,946,332)	(1,814,015)	(19,035,863)
Class C	(42,508)	(440,941)	(73,139)	(768,115)
Class C1	(7,947)	(83,258)	(45,092)	(474,378)
Class C2	(47,486)	(494,426)	(106,966)	(1,120,173)
Class I	(1,320,763)	(13,713,025)	(1,859,431)	(19,457,122)
	(2,082,748)	(21,677,982)	(3,898,643)	(40,855,651)
Net increase (decrease)	1,036,550	$10,819,735	3,876,331	$40,605,347

Nuveen Investments	79

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 11/30/15		Year Ended 5/31/15
Minnesota	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,204,525	$14,088,174	2,467,622	$29,072,048
Class C	360,015	4,208,247	655,957	7,713,678
Class C1	1,040	12,146	2,023	23,680
Class C2	3,803	44,317	10,328	122,043
Class I	1,944,642	22,726,063	2,725,316	32,033,001
Shares issued to shareholders due to reinvestment of distributions:
Class A	185,629	2,175,326	335,009	3,938,827
Class C	12,299	144,037	9,991	117,572
Class C1	16,956	197,855	35,533	416,061
Class C2	12,716	149,051	28,085	330,219
Class I	47,839	560,383	64,340	756,718
	3,789,464	44,305,599	6,334,204	74,523,847
Shares redeemed:
Class A	(562,305)	(6,581,190)	(2,158,944)	(25,355,640)
Class C	(32,034)	(374,604)	(34,249)	(404,875)
Class C1	(54,860)	(638,162)	(138,575)	(1,615,484)
Class C2	(84,106)	(982,666)	(238,421)	(2,788,124)
Class I	(556,578)	(6,504,124)	(887,202)	(10,413,052)
	(1,289,883)	(15,080,746)	(3,457,391)	(40,577,175)
Net increase (decrease)	2,499,581	$29,224,853	2,876,813	$33,946,672

	Six Months Ended 11/30/15		Year Ended 5/31/15
Nebraska	Shares	Amount	Shares	Amount
Shares sold:
Class A	100,256	$1,083,674	304,910	$3,305,688
Class C	33,487	360,481	107,425	1,161,420
Class C1	54	570	111	1,194
Class C2	44	476	156	1,694
Class I	198,513	2,149,298	471,540	5,108,462
Shares issued to shareholders due to reinvestment of distributions:
Class A	32,091	347,325	65,586	710,063
Class C	1,243	13,413	1,133	12,265
Class C1	2,972	31,928	6,638	71,317
Class C2	4,280	46,347	10,501	113,716
Class I	13,797	149,454	23,556	255,054
	386,737	4,182,966	991,556	10,740,873
Shares redeemed:
Class A	(151,991)	(1,642,511)	(389,578)	(4,200,785)
Class C	(1,749)	(18,862)	(18,392)	(199,487)
Class C1	(6,272)	(67,227)	(30,828)	(330,812)
Class C2	(36,077)	(387,690)	(85,504)	(921,850)
Class I	(172,811)	(1,863,952)	(594,194)	(6,404,917)
	(368,900)	(3,980,242)	(1,118,496)	(12,057,851)
Net increase (decrease)	17,837	$202,724	(126,940)	$(1,316,978)

80	Nuveen Investments

	Six Months Ended 11/30/15		Year Ended 5/31/15
Oregon Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	608,772	$6,274,724	1,159,114	$12,039,504
Class C	62,074	634,703	221,130	2,285,017
Class C2	5,688	58,116	17,568	182,242
Class I	1,714,479	17,671,068	3,098,291	32,181,683
Shares issued to shareholders due to reinvestment of distributions:
Class A	61,505	634,320	120,251	1,248,740
Class C	2,589	26,555	2,631	27,164
Class C2	8,477	87,182	19,376	200,593
Class I	37,841	390,631	57,171	594,067
	2,501,425	25,777,299	4,695,532	48,759,010
Shares redeemed:
Class A	(565,605)	(5,819,091)	(908,608)	(9,396,538)
Class C	(11,623)	(119,140)	(32,003)	(329,960)
Class C2	(30,673)	(315,563)	(229,823)	(2,374,144)
Class I	(562,044)	(5,786,998)	(1,287,798)	(13,365,620)
	(1,169,945)	(12,040,792)	(2,458,232)	(25,466,262)
Net increase (decrease)	1,331,480	$13,736,507	2,237,300	$23,292,748

5. Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Purchases	$37,353,976	$34,243,996	$2,040,595	$19,375,045
Sales and maturities	26,095,903	8,627,725	1,317,761	10,161,944

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of November 30, 2015, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Cost of investments	$287,380,124	$256,729,404	$54,179,387	$169,267,492
Gross unrealized:
Appreciation	$16,910,627	$19,373,605	$3,859,695	$8,879,940
Depreciation	(26,823)	(177,371)	(37,611)	(1,892)
Net unrealized appreciation (depreciation) of investments	$16,883,804	$19,196,234	$3,822,084	$8,878,048

Nuveen Investments	81

Notes to Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2015, the Funds’ last tax year end, as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Capital paid-in	$(23)	$(22)	$(22)	$(2,157)
Undistributed (Over-distribution of) net investment income	—	—	—	—
Accumulated net realized gain (loss)	23	22	22	2,157

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2015, the Funds’ last tax year end, were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Undistributed net tax-exempt income[1]	$720,504	$318,802	$59,687	$479,661
Undistributed net ordinary income[2]	—	—	—	—
Undistributed net long-term capital gains	—	—	—	—
[1]	Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2015 through May 31, 2015 and paid on June 1, 2015.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2015, was designated for purposes of the dividends paid deduction as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Distributions from net tax-exempt income	$8,650,751	$7,980,716	$1,678,368	$4,265,331
Distributions from net ordinary income[2]	—	—	73,598	68,340
Distributions from net long-term capital gains	—	—	—	—
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2015, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Expiration:
May 31, 2017	$—	$—	$199,025	$—
May 31, 2018	—	—	36,230	—
Not subject to expiration	641,387	6,244,648	2,019,679	1,562,488
Total	$641,387	$6,244,648	$2,254,934	$1,562,488

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The

Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For net assets over $2 billion	0.2750	0.2750	0.2750	0.2750

82	Nuveen Investments

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets”. The complex-level fee schedule for each Fund is as follows:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2015, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee Rate
Minnesota Intermediate	0.1883%
Minnesota	0.1829
Nebraska	0.1865
Oregon Intermediate	0.1913

The Adviser has agreed to waive fees and/or reimburse expenses of Nebraska through September 30, 2016 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors that enable directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Sales charges collected	$94,495	$112,704	$30,101	$21,517
Paid to financial intermediaries	83,863	98,926	25,970	18,512

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Commission advances	$75,024	$93,766	$3,951	$20,709

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C, Class C1 and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
12b-1 fees retained	$29,171	$37,922	$4,602	$9,665

Nuveen Investments	83

Notes to Financial Statements (Unaudited) (continued)

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
CDSC retained	$1,160	$1,254	$85	$683

8. Borrowing Arrangements

During the current fiscal period, the Funds, along with certain other funds managed by the Adviser (“Participating Funds”), established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2016 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, none of the Funds utilized this facility.

84	Nuveen Investments

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian U.S. Bank National Association Milwaukee, WI 53202	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Nuveen Investments	85

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Lipper Minnesota Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

86	Nuveen Investments

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

S&P Municipal Bond Intermediate Index: Contains all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of dividends but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	87

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long- term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates- Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed approximately $225 billion as of December 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com/mf

MSA-FTFI-1115D        13146-INV-B-01/17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: February 5, 2016

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 5, 2016